Taxes	12 Months Ended
Mar. 31, 2022
Income Tax Disclosure [Abstract]
TAXES

NOTE 8 – TAXES

Corporate Income Taxes (“CIT”)

The Company is subject to income taxes on an entity basis on income arising in or derived from the tax jurisdiction in which each entity is domiciled. Wah Fu is an offshore holding company and is not subject to tax on income or capital gains under the laws of the British Virgin Islands.

Wah Fu Holding was incorporated in Hong Kong and is subject to Hong Kong corporate income tax at a rate of 8.25% on assessable profits up to HK$2,000,000 and 16.5% on any part of assessable profits over HK$2,000,000.

Distance Learning was registered in the PRC and is subject to corporate income tax at a reduced rate of 15% starting from 2014, when it was approved by local government as a High-technology Company. The certificate of High-technology Company will expire in December 2023.

Hunan Huafu, Shanghai Xia Shu, Shanghai Xin Fu, Nanjing Suyun, Guizhou Huafu, Fuzhou Huafu, Laoning Huafu, Guangxi Huafu, Sichuan Huafu and Guangzhou Huafu were registered in the PRC and are subject to corporate income tax at a reduced rate of 10% starting from the inception dates when they were approved by local government as small-scaled minimal profit enterprises. Huaxia MOOC was subject to corporate income tax at a reduced rate of 10% from the inception date till the end of 2019. The income tax rate increased to 25% since 2020. Digital Information was registered in the PRC and is subject to corporate income tax at the rate of 25%.

(i) The components of the income tax expense (benefit) are as follows:

	For the Year Ended
	March 31, 2022	March 31, 2021	March 31, 2020
Current income tax provision	$275,555	$513,379	$100,741
Deferred income tax provision (benefit)	(36,670)	(333,045)	111,757
Total	$238,885	$180,334	$212,498

(ii) The following table summarizes deferred tax assets resulting from differences between the financial reporting basis and tax basis of assets and liabilities:

	As of March 31, 2022	As of March 31, 2021
Allowance for doubtful accounts	$200,262	$139,048
Deferred revenue	517,578	546,043
Net operating loss carry-forwards	2,602	2,462
Total deferred tax asset	720,442	687,553
Valuation allowance	(22,619)	(48,284)
Deferred tax assets, net	$697,823	$639,269

According to Chinese tax regulations, net operating loss (“NOL”) can be carried forward to offset operating income for five years. A valuation allowance is established for deferred tax assets if it is more likely than not that these items will either expire before the Company is able to realize their benefits, or that the realization of future deductions is uncertain. Management performs an assessment over future taxable income to analyze whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. As of March 31, 2022 and March 31, 2021, valuation allowance accrued for deferred tax assets was $31,564 and $48,284, respectively.

(iii) The following table reconciles the PRC statutory rates to the Company’s effective tax rate for the years ended March 31, 2022, 2021 and 2020:

	For the Years Ended
	March 31, 2022	March 31, 2021	March 31, 2020
Statutory PRC income tax rate	25%	25%	25%
Favorable tax rate impact (a)	(6.8)%	(7.9)%	(6.3)%
Permanent difference	0.5%	0.8%	(4.6)%
Change in valuation allowance	2.2%	(2.9)%	(29.0)%
Effective tax rate	20.9%	15.0%	(14.9)%

(a)	Distance Learning is subject to a favorable tax rate of 15%; Shanghai Xia Shu, Shanghai Xin Fu, Hunan Huafu, Nanjing Suyun, Guizhou Huafu, Fuzhou Huafu, Liaoning Huafu and Huafu Silu are subject to a favorable tax rate of 10%.

Taxes payable

Taxes payable consisted of the following:

	As of March 31, 2022	As of March 31, 2021
Income tax payable	$935,630	$630,953
Value added tax payable	40,604	63,339
Other taxes payable	7,636	18,035
Total	$983,869	$712,327